Note 3 - Reverse Merger (Details) - Purchase Price Allocation - Assets and Liabilities Assumed (USD $) In Thousands, unless otherwise specified	12 Months Ended	42 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Aug. 25, 2013
Purchase Price Allocation - Assets and Liabilities Assumed [Abstract]
Cash and cash equivalents	$ 292	$ 292
Restricted cash	252	252
Other current assets	96	96
Property and equipment	29	29
In-process research and development	27,500	27,500	27,500
Accounts payable	(3,078)	(3,078)
Accrued liabilities	(1,737)	(1,737)
Loan payable	(4,442)	(4,442)
Deferred tax liability	(10,870)	(10,870)
Gain on bargain purchase	(6,444)	(6,444)
Total acquisition consideration	$ 1,598	$ 1,598